Legg Mason Target Retirement 2040
Legg Mason Target Retirement 2040
Investment objective
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 104 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 79 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Target Retirement 2040	Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Target Retirement 2040		Class A	Class C	Class FI	Class R	Class R1		Class I	Class IS
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	1.00%		none	none
Other expenses		5.38%	5.82%	5.52%	5.56%	5.56%	[1]	5.60%	5.46%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Total annual fund operating expenses	[2]	6.32%	7.51%	6.46%	6.75%	7.25%		6.29%	6.15%
Fees forgone and/or expenses reimbursed	[3]	(5.17%)	(5.61%)	(5.31%)	(5.35%)	(5.35%)		(5.44%)	(5.40%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	1.15%	1.90%	1.15%	1.40%	1.90%		0.85%	0.75%
[1]	"Other expenses" for Class R1 shares and Class IS shares are estimated for the current fiscal year because no shares of these classes were outstanding as of January 31, 2011.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example - Legg Mason Target Retirement 2040 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	293	1,703	3,138	6,422
Class FI	117	1,439	2,723	5,773
Class R	143	1,517	2,843	5,963
Class R1	193	1,654	3,050	6,276
Class I	87	1,380	2,640	5,651
Class IS	77	1,344	2,583	5,558

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason Target Retirement 2040 (USD $)	1 year	3 years	5 years	10 years
Class A	685	1,906	3,094	5,932
Class C	193	1,703	3,138	6,422
Class FI	117	1,439	2,723	5,773
Class R	143	1,517	2,843	5,963
Class R1	193	1,654	3,050	6,276
Class I	87	1,380	2,640	5,651
Class IS	77	1,344	2,583	5,558

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange traded funds that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and real estate—and investment styles. The fund is designed for investors expecting to retire around 2040. The fund's asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. The fund is not designed for investors who will need to withdraw all or the majority of their assets from the fund in 2040. You should take that into consideration when deciding on an investment in the fund.

The fund seeks to maintain a certain Target Allocation. The fund's Target Allocation for equity funds, fixed income funds and real estate-related funds as of the date of this Prospectus is shown in the table below:

	Asset Class
	Equity Funds	Fixed Income Funds	Real Estate- Related Funds
Target Retirement 2040	87%	8%	5%

Over time, the allocation to asset classes and underlying funds will change according to a predetermined "glide path." The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

Years to retirement	U.S. Equity	International Equity	Emerging Market Equity	Real Estate	High Yield Fixed Income	Emerging Market Fixed Income	U.S. Core Fixed Income	Non-U.S. Government Bond
45	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
44	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
43	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
42	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
41	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
40	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
39	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
38	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
37	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
36	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
35	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
34	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
33	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
32	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
31	58.60%	25.70%	4.30%	5.00%	0.00%	3.40%	3.00%	0.00%
30	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
29	57.00%	27.00%	3.00%	5.00%	0.00%	5.00%	3.00%	0.00%
28	57.00%	28.30%	1.70%	5.00%	0.00%	5.00%	3.00%	0.00%
27	55.10%	28.40%	1.60%	5.00%	1.90%	5.00%	3.00%	0.00%
26	52.70%	28.50%	1.50%	5.00%	2.90%	5.00%	4.40%	0.00%
25	50.60%	28.30%	1.70%	5.00%	2.60%	5.00%	5.50%	1.40%
24	48.50%	28.20%	1.80%	5.00%	2.20%	5.00%	6.10%	3.20%
23	46.40%	28.10%	1.90%	5.00%	1.80%	5.00%	6.80%	5.00%
22	44.40%	28.00%	2.00%	5.00%	1.40%	5.00%	7.40%	6.80%
21	42.50%	27.70%	2.30%	5.00%	1.20%	4.60%	8.30%	8.50%
20	41.60%	27.60%	2.40%	5.00%	1.10%	4.30%	8.70%	9.30%
19	39.90%	27.30%	2.70%	5.00%	0.90%	3.70%	9.60%	10.90%
18	38.10%	27.00%	3.00%	5.00%	0.80%	3.10%	10.50%	12.50%
17	37.20%	26.80%	3.20%	5.00%	0.70%	2.80%	11.00%	13.30%
16	35.70%	26.50%	3.50%	5.00%	0.50%	2.30%	11.80%	14.70%
15	34.50%	26.30%	3.70%	5.00%	0.50%	1.90%	13.10%	15.00%
14	33.60%	26.10%	3.90%	5.00%	0.50%	1.60%	14.30%	15.00%
13	32.70%	26.00%	4.00%	5.00%	0.50%	1.20%	15.60%	15.00%
12	31.70%	25.80%	4.20%	5.00%	0.50%	0.90%	16.80%	15.00%
11	29.80%	25.50%	4.50%	5.00%	0.60%	0.30%	19.30%	15.00%
10	29.10%	25.10%	4.60%	5.00%	0.70%	0.10%	20.40%	15.00%
9	28.60%	24.80%	4.60%	5.00%	0.90%	0.00%	21.10%	15.00%
8	27.80%	24.20%	4.50%	5.00%	1.30%	0.00%	22.20%	15.00%
7	27.10%	23.70%	4.50%	5.00%	1.50%	0.00%	23.10%	15.00%
6	26.44%	23.30%	4.40%	5.00%	1.80%	0.00%	24.10%	15.00%
5	25.80%	22.80%	4.40%	5.00%	2.10%	0.00%	25.00%	15.00%
4	25.10%	22.30%	4.30%	5.00%	2.40%	0.00%	25.90%	15.00%
3	24.50%	21.90%	4.20%	5.00%	2.70%	0.00%	26.80%	15.00%
2	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
1	23.80%	21.40%	4.20%	5.00%	2.90%	0.00%	27.70%	15.00%
0	22.50%	20.50%	4.10%	5.00%	3.50%	0.00%	29.50%	15.00%
1	21.80%	20.00%	4.00%	5.00%	3.80%	0.00%	30.40%	15.00%
2	21.20%	19.50%	3.90%	5.00%	4.10%	0.00%	31.30%	15.00%
3	20.50%	19.10%	3.90%	5.00%	4.30%	0.00%	32.20%	15.00%
4	19.90%	18.60%	3.80%	5.00%	4.60%	0.00%	33.10%	15.00%
5	19.20%	18.10%	3.80%	5.00%	4.90%	0.00%	34.00%	15.00%
6	18.60%	17.60%	3.70%	5.00%	5.20%	0.00%	34.90%	15.00%
7	17.90%	17.20%	3.60%	5.00%	5.40%	0.00%	35.80%	15.00%
8	17.20%	16.70%	3.60%	5.00%	5.70%	0.00%	36.70%	15.00%
9	16.60%	16.20%	3.50%	5.00%	6.00%	0.00%	37.60%	15.00%
10	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
11	15.90%	15.80%	3.50%	5.00%	6.30%	0.00%	38.60%	15.00%
12	15.30%	15.30%	3.40%	5.00%	6.60%	0.00%	39.50%	15.00%
13	14.60%	14.80%	3.30%	5.00%	6.80%	0.00%	40.40%	15.00%
14	14.00%	14.40%	3.30%	5.00%	7.10%	0.00%	41.30%	15.00%
15	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
16	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
17	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
18	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
19	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
20	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
21	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
22	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
23	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
24	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%
25	13.30%	13.90%	3.20%	5.00%	7.40%	0.00%	42.20%	15.00%

The fund's asset mix will gradually become more conservative until approximately 2055, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are "neutral" allocations, which do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund's investment in equity, fixed income or real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, the subadviser will generally rebalance the fund.

When the fund's Target Allocation matches the Target Allocation of Legg Mason Target Retirement Fund (the "Retirement Fund"), the fund's Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund's shareholders will become shareholders of the Retirement Fund. This is expected to occur 15 years after the target date, or approximately 2055. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time. As of the date of this Prospectus, the Retirement Fund's Target Allocation is 30% in equity, 65% in fixed income and 5% in real estate.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the Target Allocation over the whole life of the fund and at its most conservative and aggressive investment mix. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or real estate). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the fund's investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund's major asset classes, consisting of 51.00% Russell 1000 Index, 25.66% Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index, 7.57% Russell 2000 Index, 5.00% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4.34% MSCI Emerging Markets Index, 3.43% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3.00% Barclays Capital U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund's asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund's composite benchmark changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite's new allocation but rather reflects the composite benchmark's actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31
Best quarter (06/30/2009): 19.66 Worst quarter (03/31/2009): (12.29) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2011, was 4.56

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Target Retirement 2040	1 year	Since inception	Inception date
Class C	12.78%	0.18%	Aug. 29, 2008
Class C Return after taxes on distributions	12.60%	(0.18%)
Class C Return after taxes on distributions and sale of fund shares	8.31%	(0.07%)
Class A	8.07%	(1.61%)	Aug. 29, 2008
Class FI	14.61%	0.92%	Aug. 29, 2008
Class R	14.33%	0.67%	Aug. 29, 2008
Class I	14.92%	1.21%	Aug. 29, 2008
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes)	17.67%	4.71%
Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes)	15.32%	2.62%

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.